Segment and Geographic Information (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) segment	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Revenues and Long-Lived Assets
Number of operating segment | segment	1
Revenues	$ 94,172	$ 64,551	$ 138,580	$ 101,325
Long-lived assets	25,766		23,415	23,205
China
Revenues and Long-Lived Assets
Revenues	38,793	26,843	55,344	38,309
Long-lived assets	8,691		8,433	8,341
North America
Revenues and Long-Lived Assets
Revenues	32,551	19,939	46,489	36,200
United States
Revenues and Long-Lived Assets
Long-lived assets	16,228		13,991	13,811
Other
Revenues and Long-Lived Assets
Revenues	22,828	$ 17,769	36,747	26,816
Long-lived assets	$ 847		$ 991	$ 1,053